LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
LOSS PER SHARE [Abstract]
Basic and Diluted Loss per Share
Basic and diluted loss per share for each of the periods presented is calculated as follows:

	For the Six Months ended June 30,
	2020	2021
	$_	$_

Numerator:
Net loss attributable to ordinary shareholders	(674,474)	(856,132)

Denominator:
Weighted-average number of shares outstanding - basic and diluted	464,344,956	519,037,660

Basic and diluted loss per share:	(1.45)	(1.65)

Potential Common Shares were Excluded from Calculation of Diluted Net Loss Per Share
The following potential common shares were excluded from calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	For the Six Months ended June 30,
	2020	2021

Share options	51,828,665	50,245,808
RSAs/RSUs	9,994,971	8,896,838
Convertible notes	55,682,148	22,627,815

	117,505,784	81,770,461